Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

●	On July 1, 2026, the Company entered into extension agreements with certain noteholders of its promissory and convertible notes. Under the terms of these agreements, the maturity dates of the notes were extended to August 15, 2026.

●	On July 13, 2026, the Company issued a convertible note for the principal amount of $100,000.

Note 11 - Subsequent Events

●	On January 16, 2026, the Company issued 35,013 shares of common stock for exercise of stock options.

●	On January 16, 2026, the Company issued 2,635 shares of common stock for services provided.

●	On February 23, 2026, the Company issued a promissory note for the principal amount of $50,000.

●	On March 16, 2026, the Company issued 5,000 shares of common stock for services provided.

●	On March 16, 2026, the Company entered into extension agreements with certain noteholders of its promissory and convertible notes. Under the terms of these agreements, the maturity dates of the notes were extended to June 30, 2026. In consideration for the extensions, the noteholders received a 12.5% increase in the principal amount of their notes and additional shares of common stock. The total additional shares issued in connection with these extensions amounted to 542,066 shares, and the aggregate principal increase was $1,045,346.

●	On March 18, 2026, the Company issued a promissory note for the principal amount of $25,000.